Acquisitions - July 2014 Acquisition (Details) a in Thousands, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 28, 2014 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345	$ 345	$ 6,000	$ 6,000
July 2014 Acquisition
Acquisitions
Acres acquired | a	9
Consideration given
Cash	$ 113,410
Total consideration given	113,410
Allocation of Purchase Price
Proved oil and gas properties	62,350
Unproved oil and gas properties	52,508
Total fair value of oil and gas properties acquired	114,858
Working capital	2,337
Asset retirement obligations	(3,785)
Fair value of net assets acquired	113,410
Working capital acquired was estimated as follows:
Accounts receivable	5,157
Revenue payable	(297)
Production taxes payable	(1,160)
Accrued liabilities	(1,363)
Total Working capital	$ 2,337
July 2014 Acquisition | General and administrative expense
Acquisitions
Acquisition transaction expenses					$ 0	$ 300